Note 5 - Stockholders' Equity - Stock Options Issued Outside of the 2007 Equity Incentive Plan (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Options outstanding, beginning balance (in shares)	30,065,352
Options outstanding, ending balance (in shares)			30,065,352
Outside of the 2007 Plan [Member]
Options outstanding, beginning balance (in shares)	20,148,766	19,394,975	19,394,975	17,965,291
Weighted average price per share, beginning balance (in dollars per share)	$ 0.40	$ 0.40	$ 0.40	$ 0.40
Options outstanding, granted (in shares)	583,526	263,523	1,009,718	2,075,931
Granted, exercise price per share (in dollars per share)		$ 0.33
Weighted average price per share, granted (in dollars per share)	$ 0.59	$ 0.33	$ 0.48	$ 0.40
Options outstanding, expired (in shares)				(46,250)
Exercise price per share, expired (in dollars per share)				$ 0.30
Weighted average price per share, expired (in dollars per share)				$ 0.30
Shares available, plan classification (in shares)				(600,000)
Weighted average price per share, plan classification (in dollars per share)				$ 0.33
Options outstanding, ending balance (in shares)	20,732,292	19,658,498	20,148,766	19,394,975
Weighted average price per share, ending balance (in dollars per share)	$ 0.41	$ 0.40	$ 0.40	$ 0.40
Options outstanding, exercised (in shares)			(255,927)
Exercise price per share, exercised (in dollars per share)			$ 0.25
Weighted average price per share, exercised (in dollars per share)			0.35
Outside of the 2007 Plan [Member] | Minimum [Member]
Exercise price per share, beginning balance (in dollars per share)	0.18	0.18	0.18	0.18
Granted, exercise price per share (in dollars per share)	0.50		0.33	0.25
Exercise price per share, plan classification (in dollars per share)				0.30
Exercise price per share, ending balance (in dollars per share)	0.18	0.18	0.18	0.18
Outside of the 2007 Plan [Member] | Maximum [Member]
Exercise price per share, beginning balance (in dollars per share)	1	1	1	1
Granted, exercise price per share (in dollars per share)	0.67		0.83	0.65
Exercise price per share, plan classification (in dollars per share)				0.63
Exercise price per share, ending balance (in dollars per share)	$ 1	$ 1	$ 1	$ 1